New Income Fund	07/01/2011 to 06/30/2012

ICA File Number: 811-2396
Registrant Name: T. Rowe Price New Income Fund, Inc.
Reporting Period: 07/01/2011 - 06/30/2012

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2396

T. Rowe Price New Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2011 to 06/30/2012

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price New Income Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 27, 2012

New Income Fund

CENTRAL CHINA REAL ESTATE 12.25% NOTES DUE OCTOBER 20, 2015 Meeting Date: MAR 08, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 1528629B6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 5.00 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	Management	N/A	YES

ERAC USA FINANCE COMPANY 5.25 % NOTES DUE OCTOBER 1, 2020 Meeting Date: APR 13, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 26884TAA0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 6.50 USD per 1,000.00 USD P/A of Notes held.	Management	N/A	YES

ROWAN COMPANIES 5% NOTES DUE SEPTEMBER 1, 2017 Meeting Date: MAR 20, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 779382AN0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

ROWAN COMPANIES 7.875% NOTES DUE AUGUST 1, 2019 Meeting Date: MAR 20, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 779382AK6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

END NPX REPORT